Note 7 - Accrued Expenses	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]

Note 7 – Accrued Expenses

Accrued expenses are comprised of the following:

	December 31,
(in thousands)	2024	2023

Research and development	$552	$574
Professional fees	516	279
Severance	-	261
Salaries, bonus and benefits	57	64
Taxes	261	-
Other	320	440
Total accrued expenses	$1,706	$1,618